STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS EQUITY

NOTE 6 - STOCKHOLDERS’ EQUITY

Class A Convertible Preferred Shares

As of March 31, 2022, and December 31, 2021, the Company had authorized 100,000,000 shares of preferred stock, $0.0001 par value per share, of which 60,000,000 shares are designated as Class A Convertible Preferred Stock (“Class A Stock”) with $0.0001 par value per share, of which 56,238,898 and 56,353,015 shares were issued and outstanding as of March 31, 2022, and December 31, 2021, respectively.

Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,405,972,450 shares of common stock assuming full conversion of all outstanding shares as of March 31, 2022. No dividends are payable unless declared by the Board of Directors. Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share.

Class B Preferred Stock

As of March 31, 2022, and December 31, 2021, the Company had authorized 1,500 shares of Class B Preferred Stock, $0.0001 par value per share, of which 48 shares were issued and outstanding as of March 31, 2022, and December 31, 2021.. The Company has the right to redeem the Class B Preferred Stock, in accordance with the terms stated by the Certificate of Designation. The Company shall pay a dividend of eight percent (8%) per annum on the Class B Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class B Preferred Stock calculated at the purchase price. The Stated Value of the Class B Preferred Stock is $1,200 per share.

Each share of the Class B Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share of Preferred Stock by $0.183.

Class C Preferred Stock

On January 28, 2021, the Company amended its Articles of Incorporation to designate 1,500 shares of undesignated preferred stock as Class C Preferred Stock, of which 760 shares were issued and outstanding as of March 31, 2022 and December 31, 2021.

The Company has the right to redeem the Class C Preferred Stock, in accordance with the terms stated by the Certificate of Designation.

The Company shall pay a dividend of three percent (3%) per annum on the Class C Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class C Preferred Stock calculated at the purchase price. The Stated Value of the Class C Preferred Stock is $1,200 per share.

Each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (i) (a) $1.22 ; and (b) where applicable, a fixed price equaling ninety percent (90%) of the average daily VWAP for the five (5) trading days following a reverse split.

Class D Convertible Preferred Shares

On March 11, 2021, the Company amended its Articles of Incorporation to designate 2,000 shares of undesignated preferred stock as Class D Preferred Stock, of which 2,000 shares were issued and outstanding as of March 31, 2022, and December 31, 2021, respectively.

The Company has the right to redeem the Class D Preferred Stock, in accordance with the terms stated by the Certificate of Designation.

The Company shall pay a dividend of three percent (3%) per annum on the Class D Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class D Preferred Stock calculated at the purchase price. The Stated Value of the Class D Preferred Stock is $1,200 per share.

Each share of the Class D Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by $1.73.

As of March 31, 2022, and December 31, 2021, a total of 39,995,000 shares of preferred stock remains undesignated and unissued.

Common Stock

As of March 31, 2022, and December 31, 2021, the Company’s authorized common stock was 5,000,000,000 shares, at $0.0001 par value per share, with 69,771,239 and 58,785,924 shares issued and outstanding, respectively.

Equity Financing Agreement

On September 16, 2021, the Company entered into an equity financing agreement (the “Equity Financing Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with GHS Investments LLC (“GHS”), pursuant to which GHS shall purchase from the Company, up to that number of shares of common stock of the Company (the “Shares”) having an aggregate Purchase Price of Ten Million Dollars ($10,000,000), subject to certain limitations and conditions set forth in the Equity Financing Agreement from time to time over the course of twelve (12) months after an effective registration of the Shares with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC.

Shares issued during the three months ended March 31, 2022

On January 3, 2022, the Company issued 1,620,000 shares of common stock pursuant to the Equity Financing Agreement.

On January 6, 2022, the Company issued 2,852,925 shares of common stock to a former officer of the Company in exchange for conversion of 114,117 shares of Class A Preferred Stock.

On February 1, 2022, the Company issued 2,012,390 shares of common stock pursuant to the Equity Financing Agreement.

On February 15, 2022, the Company issue 3,000,000 shares of common stock pursuant to the Equity Financing Agreement.

NOTE 6 - STOCKHOLDERS’ EQUITY

Class A Convertible Preferred Shares

As of December 31, 2021, and 2020, the Company had authorized 100,000,000 shares of preferred stock, $0.0001 per value per share, of which 60,000,000 shares are designated as Series A Convertible Preferred Stock (“Class A Stock”) with $0.0001 par value per share, of which 56,353,015 and 60,000,000 shares were issued and outstanding as of December 31, 2021 and December 31, 2020, respectively.

Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,408,825,375 shares of common stock, as of December 31, 2021, assuming full conversion of all outstanding shares. No dividends are payable unless declared by the Board of Directors. Each share of Class A Stock votes with the shares of Common Stock, is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share.

Class B Preferred Stock

As of December 31, 2021, and 2020, the Company had authorized 1,500 shares of Class B Preferred Stock, $0.0001 par value per share, of which 48 shares and 408 shares were issued and outstanding, respectively.

Below is a summary description of the material rights, designations and preferences of the Class B Preferred Stock (all capitalized terms not otherwise defined herein shall have that definition assigned to them as per the Certificate of Designation).

The Company has the right to redeem the Class B Preferred Stock, in accordance with the following schedule:

i.

If all of the Class B Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends;

ii.

If all of the Class B Preferred Stock are redeemed after ninety (90) calendar days and within one hundred twenty (120) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty percent (120%) of the Stated Value together with any accrued but unpaid dividends; and

iii.

If all of the Class B Preferred Stock are redeemed after one hundred and twenty (120) calendar days and within one hundred eighty (180) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty five percent (125%) of the Stated Value together with any accrued but unpaid dividends.

iv.

The Company shall redeem the Class B Preferred Stock on the date that is One (1) Calendar year from the issuance at an amount equaling the sum of the Stated Value and all accrued but unpaid dividends and all other amounts due pursuant to the Certificate of Designation.

The Company shall pay a dividend of eight percent (8%) per annum on the Class B Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class B Preferred Stock calculated at the purchase price. The Stated Value of the Class B Preferred Stock is $1,200 per share.

Following any Event of Default (as defined in the Certificate of Designation), all outstanding shares of Class B Preferred Stock shall come immediately due for redemption and the redemption amount shall accrue interest at the lesser of (a) 18% per annum or (b) the maximum legal rate. Redemption following an Event of Default shall occur at an amount equaling: one hundred and thirty five percent (135%), multiplied by the sum of the Stated Value, all accrued but unpaid dividends and all other amounts due pursuant to the Certificate of Designation for all shares of Class B Preferred Stock.

The Class B Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).

Each share of the Class B Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share of Preferred Stock by $0.183.

From the date of issuance until the date when the Holder no longer holds any shares of Class B Preferred Stock, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), the Holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Class B Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. Additionally, if in such Subsequent Financing there are any contractual provisions or side letters that provide terms more favorable in the aggregate discount to the investors than the terms provided for hereunder, then the Company shall specifically notify the Holder of such additional or more favorable terms and such terms, at Holder’s option, shall become a part of the transaction documents with the Holder.

Class C Preferred Stock

On January 28, 2021, the Company amended its Articles of Incorporation to designate 1,500 shares of undesignated preferred stock as Class C Preferred Stock, of which 760 shares were issued and outstanding as of December 31, 2021.

Below is a summary description of the material rights, designations and preferences of the Class C Preferred Stock (all capitalized terms not otherwise defined herein shall have that definition assigned to it as per the Certificate of Designation).

The Company has the right to redeem the Class C Preferred Stock, in accordance with the following schedule:

i.

If all of the Class C Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends;

ii.

If all of the Class C Preferred Stock are redeemed after ninety (90) calendar days and within one hundred twenty (120) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty percent (120%) of the Stated Value together with any accrued but unpaid dividends; and

iii.

If all of the Class C Preferred Stock are redeemed after one hundred and twenty (120) calendar days and within one hundred eighty (180) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty five percent (125%) of the Stated Value together with any accrued but unpaid dividends.

iv.

The Company shall redeem the Class C Preferred Stock on the date that is One (1) Calendar year from the issuance at an amount equaling the sum of the Stated Value and all accrued but unpaid dividends and all other amounts due pursuant to the Certificate of Designation.

The Company shall pay a dividend of three percent (3%) per annum on the Class C Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class C Preferred Stock calculated at the purchase price. The Stated Value of the Class C Preferred Stock is $1,200 per share. The Class C Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).

Each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (i) (a) $1.22 (a fixed price equaling ninety percent (90%) of the average daily volume weighted average price (“VWAP”) for the Company’s common stock for the five (5) trading days preceding the execution of definitive agreements); and (b) where applicable, a fixed price equaling ninety percent (90%) of the average daily VWAP for the five (5) trading days following a reverse split.

From the date of issuance until the date when the Holder no longer holds any shares of Class C Preferred Stock, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), the Holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Class C Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. Additionally, if in such Subsequent Financing there are any contractual provisions or side letters that provide terms more favorable in the aggregate discount to the investors than the terms provided for hereunder, then the Company shall specifically notify the Holder of such additional or more favorable terms and such terms, at Holder’s option, shall become a part of the transaction documents with the Holder.

Class D Convertible Preferred Stock

On March 11, 2021, the Company amended its Articles of Incorporation to designate 2,000 shares of undesignated preferred stock as Class D Preferred Stock, of which 2,000 shares were issued and outstanding as of December 31, 2021.

Below is a summary description of the material rights, designations, and preferences of the Class D Preferred Stock (all capitalized terms not otherwise defined herein shall have that definition assigned to it as per the Certificate of Designation).

The Company has the right to redeem the Class D Preferred Stock, in accordance with the following schedule:

i.

If all of the Class D Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days’ of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends;

ii.

If all of the Class D Preferred Stock are redeemed after ninety (90) calendar days and within one hundred twenty (120) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty percent (120%) of the Stated Value together with any accrued but unpaid dividends; and

iii.

If all of the Class D Preferred Stock are redeemed after one hundred and twenty (120) calendar days and within one hundred eighty (180) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty five percent (125%) of the Stated Value together with any accrued but unpaid dividends.

iv.

The Company shall redeem the Class D Preferred Stock on the date that is One (1) Calendar year from the issuance at an amount equaling the sum of the Stated Value and all accrued but unpaid dividends and all other amounts due pursuant to the Certificate of Designation.

The Company shall pay a dividend of three percent (3%) per annum on the Class D Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class D Preferred Stock calculated at the purchase price. The Stated Value of the Class D Preferred Stock is $1,200 per share. The Class D Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).

Each share of the Class D Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by $1.73.

From the date of issuance until the date when the Holder no longer holds any shares of Class D Preferred Stock, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), the Holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Class D Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. Additionally, if in such Subsequent Financing there are any contractual provisions or side letters that provide terms more favorable in the aggregate discount to the investors than the terms provided for hereunder, then the Company shall specifically notify the Holder of such additional or more favorable terms and such terms, at Holder’s option, shall become a part of the transaction documents with the Holder.

As of December 31, 2021, and December 31, 2020, a total of 39,995,000 and 39,998,500 shares of preferred stock remain undesignated and unissued, respectively.

Common Stock

As of December 31, 2021, and 2020, the Company’s authorized common stock was 5,000,000,000 shares, at $0.0001 par value per share, with 58,785,924 and 33,075,711 shares issued and outstanding, respectively.

Equity Financing Agreement

On September 16, 2021 (the “Effective Date”), the Company entered into an equity financing agreement (the “Equity Financing Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with GHS Investments LLC (“GHS”), pursuant to which GHS shall purchase from the Company, up to that number of shares of common stock of the Company (the “Shares”) having an aggregate Purchase Price of Ten Million Dollars ($10,000,000), subject to certain limitations and conditions set forth in the Equity Financing Agreement from time to time over the course of twelve (12) months after an effective registration of the Shares with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC (the “Contract Period”).

The Equity Financing Agreement grants the Company the right, from time to time at its sole discretion (subject to certain conditions) during the Contract Period, to direct GHS to purchase shares of Common Stock on any business day (a “Put”), provided that at least ten trading days has passed since the most recent Put. The purchase price of the shares of Common Stock contained in a Put will be 90% of the lowest daily volume weighted average price (VWAP) of the Company’s Common Stock during the five consecutive trading days preceding the receipt by GHS of the applicable Put notice. Such sales of Common Stock by the Company, if any, may occur from time to time, at the Company’s option, during the Contract Period. Subject to the satisfaction of certain conditions set forth in the Equity Financing Agreement, on each Put the Company will deliver an amount of Shares equaling one hundred and twelve percent (112%) of the dollar amount of each Put. The maximum dollar amount of each Put will not exceed two hundred percent (200%) of the average daily trading dollar volume for the Company’s Common Stock during the ten (10) trading days preceding the Trading day that GHS receives a Put. No Put will be made in an amount equaling less than ten thousand dollars ($10,000) or greater than three million dollars ($3,000,000). Puts are further limited to GHS owning no more than 4.99% of the outstanding stock of the Company at any given time. The Equity Financing Agreement and the Registration Rights Agreement contain customary representations, obligations, rights, warranties, agreements and conditions of the parties. The Equity Financing Agreement terminates upon any of the following events: when GHS has purchased an aggregate of Ten Million Dollars ($10,000,000) in the Common Stock of the Company pursuant to the Equity Financing Agreement; on the date that is twelve (12) calendar months from the date the Equity Financing Agreement was executed.

Actual sales of shares of Common Stock to GHS under the Equity Financing Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations.

Shares issued during the year ended December 31, 2021

On January 7, 2021, the Company issued 66,667 shares of common stock to consultants for services with a fair value of $18,000, or $0.27 per share.

On January 19 and 22, 2021, the Company issued 510 and 250 shares, respectively, of Class C Preferred Stock to GHS Investments, LLC for cash.

On January 26, 2021, the Company issued a total of 1,733,333 shares of common stock to UAHC and Iliad related to the convertible debt settlement agreement (See Note 4).

On February 8, 2021, the Company issued 333,333 shares of common stock to a former officer of the Company in exchange for conversion of Class A Preferred stock.

On March 27, 2021, the Company issued 168,350 shares of common stock for the $500,000 purchase consideration for 51% ownership in Box Pure Air (See Note 3).

On various dates in March and April 2021, the Company issued 2,000 shares of Class D Preferred stock to GHS Investment, LLC for cash.

On April 2, 2021, the Company issued 1,744,343 shares of common stock in order to round up shares to the nearest round lot in connection with the reverse split.

On May 18, 2021, the Company issued 362,987 shares of common stock to a former officer of the Company in exchange for conversion of Class A Preferred Stock.

On May 26, 2021, the Company issued 66,667 shares of common stock to consultants for services with a fair value of $35,866, or $0.538 per share.

On June 18, 2021, the Company issued 1,868,853 shares of common stock to GHS in exchange for conversion of their Class B Preferred Stock.

On June 24, 2021, the Company issued 1,375,000 shares of common stock each (for a total of 2,750,000) to two directors in exchange for conversion of their Class A Preferred Stock, and 2,461,715 shares of Class A Preferred Stock were cancelled.

On June 30, 2021, the Company issued 292,875 shares of common stock to a former officer of the Company in exchange for conversion of Class A Preferred Stock.

On July 1, 2021, the Company issued 87,776 shares of common stock to a former officer of a subsidiary for services previously accrued.

On July 14, 2021, the Company issued 4,225,000 shares of common stock related to a warrant settlement agreement.

On August 21, 2021, the Company issued 1,854,050 shares of common stock to a former officer of the Company in exchange for conversion of Class A Preferred Stock.

On October 7, 2021, 97,108 shares of Series A Preferred Stock were converted into 2,427,700 shares of common stock by a former officer of the Company.

On October 12, 2021, 75 shares of Series B Preferred Stock were converted into 661,765 shares of common stock.

On October 22, 2021, 655,936 shares of common stock were issued pursuant to existing agreements.

On November 1, 2021, 809,110 shares of common stock were issued pursuant to the S-1 Equity Line terms.

On November 15, 2021, the Company issued 1,475,000 shares of common stock related to a warrant settlement agreement.

On November 17, 2021, 1,788,874 shares of common stock were issued pursuant to the S-1 Equity Line terms.

On November 24, 2021, 14,000 shares of Series A Preferred Stock were converted into 350,000 shares of common stock.

On December 10, 2021, 1,612,593 shares of common stock were issued pursuant to the S-1 Equity Line terms.